As filed with the Securities and Exchange Commission on March 30, 2011

File No. 33-81574

File No. 811-8620

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 25

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28

THE MILESTONE FUNDS

(Exact Name of Registrant as Specified in its Charter)

115 East Putnam Avenue, Greenwich, CT 06830

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: 800-941-6453

Lisa R. Grosswirth

BNY Mellon

101 Barclay Street

New York, New York 10286

(Name and Address of Agent for Service)

Copies of Communications to:

Susan Penry-Williams, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on [ date ] pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(i)
☐	on [ date ] pursuant to Rule 485, paragraph (a)(i)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(ii)
☐	on [ date ] pursuant to Rule 485, paragraph (a)(ii)
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

___________________________________

PREMIUM SHARES

PROSPECTUS

MARCH 30, 2011

___________________________________

INVESTMENT ADVISER

Milestone Capital Management, LLC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Milestone Funds

Treasury Obligations Portfolio

Premium Shares

115 East Putnam Avenue, Greenwich, CT 06830

(800) 941-MILE

www.milecap.com

	Page		Page
Portfolio Summary Information	1	Additional Information	5
Investment Objective	1	Additional Principal Investment Strategies	5
Fees and Expenses of the Portfolio	2	Temporary Defensive Positions	5
Principal Investment Strategies of the Portfolio	3	Related Risks	5
Principal Risks of Investing in the Portfolio	3	Portfolio Holdings Disclosure	5
Performance Information	3	Management of the Portfolio	6
Investment Adviser	4	How to Invest in the Portfolio	7
Portfolio Managers	4	How to Redeem Shares of the Portfolio	8
Purchase and Sale of Portfolio Shares	4	Dividends, Distributions and Tax	9
Tax Matters	4	Other Information	10
Payments to Broker-Dealers and Other Financial Intermediaries	4	Financial Highlights	12

PORTFOLIO SUMMARY INFORMATION

INVESTMENT OBJECTIVE ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

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FEES AND EXPENSES OF THE PORTFOLIO –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

This table describes the fees and expenses you may pay if you buy and hold Premium Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):

Management Fees	0.10%
Distribution (12b-1) Fees	0.25%
Other Expenses (includes 0.25% shareholder service fee)	0.30%

Total Annual Portfolio Operating Expenses	0.65%
Fee Waiver and/or Expense Reimbursement	0.00%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%

Milestone Capital Management LLC (the “Adviser”) has agreed to limit the total operating expenses of the Premium Shares to 0.65% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the “Trust”).

Example

This example is to help you compare the cost of investing in Premium Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:

1 Year*	3 Years*	5 Years*	10 Years*
$66	$208	$362	$810

*

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio’s total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio’s total expenses.

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PRINCIPAL INVESTMENT STRATEGIES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

U.S. Treasury obligations maturing in 397 days or less.

Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Premium Shares from year to year. Past performance is not an indication of future performance.

Premium Shares

Best Quarter:	March 31, 2001	1.26%
Worst Quarter:	March 31, 2010	0.00%*

*	Less than 0.005%

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Average Annual Returns as of 12/31/10	One Year	Five Year	Ten Year
Treasury Obligations
Portfolio – Premium Shares	0.01%	2.00%	1.85%

The Premium Shares’ seven-day current yield on 12/31/10 was 0.01%. For the Premium Shares’ current yield, please call us at 800-941-MILE (6453).

INVESTMENT ADVISER –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio’s Investment Adviser is Milestone Capital Management, LLC.

PORTFOLIO MANAGER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Marc Pfeffer is Chief Investment Officer of the Adviser and Portfolio Manager of the Portfolio. Except for a three-year period during which Mr. Pfeffer worked at Bear Stearns & Co. Inc., he has been the Portfolio Manager of the Portfolio since 1994.

PURCHASE AND SALE OF PORTFOLIO SHARES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The minimum initial investment in Premium Shares of the Portfolio is $100,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

You may redeem your shares without charge at the net asset value next determined after the Transfer Agent receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

TAX MATTERS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES ––––––––––––––––––––––––––––––––

If you purchase the Portfolio through a financial intermediary, the Adviser may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the intermediary to recommend the Portfolio over another investment. Visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION

ADDITIONAL PRINCIPAL INVESTMENT STRATEGIES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––

U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

The Portfolio enters into repurchase agreements with dealers that the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the “Board”). The Adviser monitors the credit-worthiness of sellers under the Board’s general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio will make an investment only after the Adviser has determined that the investment is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio’s investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest up to 10% of its net assets in illiquid securities. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. The Portfolio may also, under such circumstances, invest in other investment companies. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

PORTFOLIO HOLDINGS DISCLOSURE –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders. The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the Securities and Exchange Commission (the “SEC”) by the 70th day after the end of the relevant fiscal period.

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC’s website, www.sec.gov.

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The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Portfolio’s portfolio holdings.

MANAGEMENT OF THE PORTFOLIO

BOARD OF TRUSTEES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The business of The Milestone Funds (the “Trust”) and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio’s performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust’s executive officers, may be found in the Statement of Additional Information under the heading “Management of the Portfolio—Trustees and Officers.”

THE ADVISER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Adviser serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser was originally organized as a limited partnership under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The limited partnership was converted to a limited liability corporation on May 15, 2003.

For the fiscal year ended November 30, 2010, for its services as the Portfolio’s investment adviser, the Adviser was entitled to receive a fee at an annual rate equal to 0.10% of the Portfolio’s average daily net assets some or all of which may be waived to limit expenses. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust’s prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust’s Trustees, officers and employees and other personnel performing services for the Trust.

PORTFOLIO MANAGER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Marc Pfeffer is Chief Investment Officer of the Adviser. Mr. Pfeffer has over 23 years of money market fund investment experience and heads the Adviser’s portfolio management and research team. He is primarily responsible for the day-to-day management of the Portfolio. Before joining the Adviser, Mr Pfeffer was with Bear, Stearns & Co. Inc. and Goldman Sachs Asset Management (GSAM). At GSAM Mr. Pfeffer was responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer’s portfolio management experience and expertise encompass all aspects of institutional money market fund management, including: portfolio composition and structure; liquidity credit analysis and risk management; compliance review and monitoring; fund administration,

6

accounting, operations and controls. Mr. Pfeffer holds a BS in Finance from the State University of New York at Buffalo, and an MBA from Fordham University.

The Portfolio’s investment advisory agreement with the Adviser is subject to the Board’s annual review and approval. A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Portfolio’s semi-annual report to shareholders for the six months ended May 31, 2010. A discussion regarding the basis for the Board’s most recent approval of the advisory agreement on January 26, 2011 will be included in the semi-annual report to shareholders for the six months ending May 31, 2011.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

HOW TO INVEST IN THE PORTFOLIO

PURCHASING SHARES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Once you have submitted a completed Account Registration Form, you may place an initial order.

Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open (“Fund Business Day”) between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days that one or both of those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas. The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. for information on additional purchase alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio’s performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Trust and the Transfer Agent each reserve the right to reject any purchase order for any reason. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio’s shares.

If the Bond Market Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

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If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor’s monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A.	Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

Your name

Address

Telephone number

Taxpayer ID number

The amount being wired

The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.	Instruct your bank to wire the specified amount to the Trust as follows:

BNY Mellon, ABA # 021000018

A/C # 8900276541

FBO Milestone Funds Treasury Obligations Portfolio Operating Account

Ref: Shareholder Name and Account Number

SHARE CERTIFICATES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

HOW TO REDEEM SHARES OF THE PORTFOLIO

REDEEMING SHARES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

You may redeem your shares without charge at the net asset value next determined after the Transfer Agent receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

If the Transfer Agent receives a completed redemption order before 5:00 p.m. (Eastern Time), redemption proceeds are ordinarily wired on the same business day and dividends are not earned on the day that the request was received. Redemption proceeds for completed redemption orders received after 5:00 p.m. (Eastern Time) are ordinarily wired on the next business day and dividends are earned on the day that the request was received.

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BY TELEPHONE ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed to the Transfer Agent.

WRITTEN REQUESTS/ADDITIONAL ALTERNATIVES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Redemption requests may be made by writing to The Milestone Funds, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

The Trust observes reasonable procedures to confirm the authenticity of any and all instructions to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account, including, but not limited to, at least one of the following:

•	A current Corporate Resolution or equivalent
•	A current Trust Resolution or equivalent
•	A Medallion Signature Guarantee or alternative signature requirement

The method of confirmation will be agreed upon and authorized by the shareholder when the account is established. Other procedures may be implemented from time to time as required by law or as determined by the Trust to be necessary for the protection of shareholders or assets of the Trust.

For additional redemption alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $10,000 unless an investment is made to restore the minimum value.

DIVIDENDS, DISTRIBUTION AND TAX MATTERS

DIVIDENDS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or

9

receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 28% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio’s securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

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DISTRIBUTION PLAN –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Trust has adopted a Distribution Plan for the Premium Shares of the Portfolio, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Premium Shares are authorized to pay the Adviser a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Premium Shares and/or shareholder support services. The Premium Shares may pay the Adviser a 12b-1 fee at the annual rate of 0.35% of its average net assets, or such lesser amount as the Trustees may determine from time to time. The Premium Shares currently pay the Adviser a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month. The Premium Shares’ 12b-1 fee rate may be increased from the current level only when the Trustees believe that it is in the best interests of Premium Shares shareholders to do so. The Adviser may reimburse the Premium Shares some or all of the 12b-1 fee paid to it in order to limit expenses.

Because Rule 12b-1 fees are paid out of the Portfolio’s assets on an on-going basis, over time these fees will increase the cost of an investment in Premium Shares of the Portfolio and may cost an investor in these Shares more than paying other types of sales charges.

SHAREHOLDER SERVICES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.25% of the average daily net assets of the Premium Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Premium Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. The Adviser may reimburse the Premium Shares some or all the fee paid under the shareholder service plan to limit expenses.

ADDITIONAL SHARE CLASSES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

In addition to the Premium Shares, the Portfolio also offers Institutional Shares, Investor Shares and Financial Shares by separate prospectuses. These other share classes are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio’s official sales literature in connection with the offering of the Portfolio’s shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Premium Shares of the Portfolio (assuming reinvestment of all dividends and distributions). For the fiscal years ended November 30, 2010, November 30, 2009, November 30, 2008, November 30, 2007 and November 30, 2006, the information has been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report, which is available upon request.

	For the Year Ended November 30, 2010		For the Year Ended November 30, 2009		For the Year Ended November 30, 2008		For the Year Ended November 30, 2007		For the Year Ended November 30, 2006

Beginning net asset value per share	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.000	(a)	0.000	(a)	0.015		0.044		0.042
Dividends from net investment income	(0.000	)(a)	(0.000	)(a)	(0.015)		(0.044)		(0.042)

Ending net asset value per share	$1.00		$1.00		$1.00		$1.00		$1.00

Total return (b)	0.01%		0.01%		1.55%		4.52%		4.32%
Ratios/Supplemental data
Ratios to average net assets:
Expenses	0.19	%(c)	0.29	%(c)	0.64	%(d)	0.64	%(d)	0.63	%(c)
Net investment income	0.00	%(e)	0.00	%(e)	1.53%		4.44%		4.25%
Net assets at the end of year (000’s omitted)	$365,987		$388,501		$95,718		$96,511		$169,326
(a)	Less than $0.001 per share.
(b)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
(c)	Net of advisory and distribution fees waived of 0.46%, 0.36% and 0.01% respectively.
(d)	Distribution fees waived represents less than 0.001% for each of the periods presented.
(e)	Less than 0.005%.

12

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The Milestone Funds
Adviser / Administrator		Sub-Administrator / Custodian

Milestone Capital Management, LLC		BNY Mellon
115 East Putnam Avenue		One Wall Street
Greenwich, CT 06830		New York, NY 10286

Legal Counsel		Transfer Agent

Kramer Levin Naftalis & Frankel LLP		ALPS Fund Services, Inc.
1177 Avenue of the Americas		1290 Broadway, Suite 1100
New York, NY 10036		Denver, CO 80203
Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Statement of Additional Information. The Portfolio’s Statement of Additional Information (the “SAI”) provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it is considered a part of this Prospectus.

Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about the Portfolio’s investments.

To Review or Obtain this Information: The Portfolio’s SAI, annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s website (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Portfolio, including the Portfolio’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

You also may obtain these materials by calling 800-941-MILE. In order to provide individualized service, the Portfolio doesn’t include these materials on its website. You may, however, request them by sending an e-mail to mcm@milecap.com. You also may obtain these materials from your financial intermediary.

Investment Company Act file no. 811-8620

The Milestone Funds

800-941-MILE

www.milecap.com

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

___________________________________

FINANCIAL SHARES

PROSPECTUS

MARCH 30, 2011

___________________________________

INVESTMENT ADVISER

Milestone Capital Management, LLC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Milestone Funds

Treasury Obligations Portfolio

Financial Shares

115 East Putnam Avenue, Greenwich, CT 06830

(800) 941-MILE

www.milecap.com

	Page		Page
Portfolio Summary Information	1	Additional Information	5
Investment Objective	1	Additional Principal Investment Strategies	5
Fees and Expenses of the Portfolio	2	Temporary Defensive Positions	5
Principal Investment Strategies of the Portfolio	3	Related Risks	5
Principal Risks of Investing in the Portfolio	3	Portfolio Holdings Disclosure	5
Performance Information	3	Management of the Portfolio	6
Investment Adviser	4	How to Invest in the Portfolio	7
Portfolio Managers	4	How to Redeem Shares of the Portfolio	8
Purchase and Sale of Portfolio Shares	4	Dividends, Distributions and Tax	9
Tax Matters	4	Other Information	10
Payments to Broker-Dealers and Other Financial Intermediaries	5	Financial Highlights	12

PORTFOLIO SUMMARY INFORMATION

INVESTMENT OBJECTIVE ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

1

FEES AND EXPENSES OF THE PORTFOLIO ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

This table describes the fees and expenses you may pay if you buy and hold Financial Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):

Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses (includes 0.05% shareholder service fee)	0.10%

Total Annual Portfolio Operating Expenses	0.20%
Fee Waiver and/or Expense Reimbursement	(0.05%)

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.15%

Milestone Capital Management LLC (the “Adviser”) has agreed to limit the total operating expenses of the Financial Shares to 0.15% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the “Trust”).

Example

This example is to help you compare the cost of investing in Financial Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated and that you and that you redeem all of your shares at the end of those periods;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:

1 Year*	3 Years*	5 Years*	10 Years*
$15	$59	$108	$250

*

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio’s total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio’s total expenses.

2

PRINCIPAL INVESTMENT STRATEGIES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

U.S. Treasury obligations maturing in 397 days or less.

Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Financial Shares from year to year. Past performance is not an indication of future performance.

Financial Shares

Best Quarter:	March 31, 2001	1.37%
Worst Quarter:	March 31, 2010	0.01%

3

Average Annual Returns
as of 12/31/10	One Year	Five Year	Ten Year
Treasury Obligations
Portfolio – Financial Shares	0.05%	2.34%	2.26%

The Financial Shares’ seven-day current yield on 12/31/10 was 0.05%. For the Financial Shares’ current yield, please call us at 800-941-MILE (6453).

INVESTMENT ADVISER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio’s Investment Adviser is Milestone Capital Management, LLC.

PORTFOLIO MANAGER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Marc Pfeffer is Chief Investment Officer of the Adviser and Portfolio Manager of the Portfolio. Except for a three-year period during which Mr. Pfeffer worked at Bear Stearns & Co. Inc., he has been the Portfolio Manager of the Portfolio since 1994.

PURCHASE AND SALE OF PORTFOLIO SHARES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The minimum initial investment in Financial Shares of the Portfolio is $20,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open (“Fund Business Day”) between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days that one or both of those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas. The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so.

You may redeem your shares without charge at the net asset value next determined after the Transfer Agent receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

TAX MATTERS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution.

4

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES –––––––––––––––––––––––

If you purchase the Portfolio through a financial intermediary, the Adviser may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the intermediary to recommend the Portfolio over another investment. Visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION

U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

The Portfolio enters into repurchase agreements with dealers that the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the “Board”). The Adviser monitors the credit-worthiness of sellers under the Board’s general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio will make no investment unless the Adviser first determines that the investment is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio’s investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended.

ADDITIONAL PRINCIPAL INVESTMENT STRATEGIES –––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest up to 10% of its net assets in illiquid securities. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. The Portfolio may also, under such circumstances, invest in other investment companies. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

PORTFOLIO HOLDINGS DISCLOSURE –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders. The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the Securities and Exchange Commission (the “SEC”) by the 70th day after the end of the relevant fiscal period.

5

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC’s website, www.sec.gov.

The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Portfolio’s portfolio holdings.

MANAGEMENT OF THE PORTFOLIO

BOARD OF TRUSTEES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The business of The Milestone Funds (the “Trust”) and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio’s performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust’s executive officers, may be found in the Statement of Additional Information under the heading “Management of the Portfolio—Trustees and Officers.”

THE ADVISER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Adviser serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser was originally organized as a limited partnership under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The limited partnership was converted to a limited liability corporation on May 15, 2003.

For the fiscal year ended November 30, 2010, for its services as the Portfolio’s investment adviser, the Adviser was entitled to receive fee at an annual rate equal to 0.10% of the Portfolio’s average daily net assets some or all of which may be waived to limit expenses. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust’s prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust’s Trustees, officers and employees and other personnel performing services for the Trust.

PORTFOLIO MANAGER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Marc Pfeffer is Chief Investment Officer of the Adviser. Mr. Pfeffer has over 23 years of money market fund investment experience and heads the Adviser’s portfolio management and research team. He is primarily responsible for the day-to-day management of the Portfolio. Before joining the Adviser, Mr. Pfeffer was with Bear, Stearns & Co. Inc. and Goldman Sachs Asset Management (GSAM). At GSAM Mr. Pfeffer was

6

responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer’s portfolio management experience and expertise encompass all aspects of institutional money market fund management, including: portfolio composition and structure; liquidity credit analysis and risk management; compliance review and monitoring; fund administration, accounting, operations and controls. Mr. Pfeffer holds a BS in Finance from the State University of New York at Buffalo, and an MBA from Fordham University.

The Portfolio’s investment advisory agreement with the Adviser is subject to the Board’s annual review and approval. A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Portfolio’s semi-annual report to shareholders for the six months ended May 31, 2010. A discussion regarding the basis for the Board’s most recent approval of the advisory agreement on January 26, 2011 will be included in the semi-annual report to shareholders for the six months ending May 31, 2011.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

HOW TO INVEST IN THE PORTFOLIO

PURCHASING SHARES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Once you have submitted a completed Account Registration Form, you may place an initial order.

Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open (“Fund Business Day”) between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days that one or both of those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas. The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. For information on additional purchase alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio’s performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Trust and the Transfer Agent each reserve the right to reject any purchase order for any reason. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio’s shares.

If the Bond Market Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of

7

determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor’s monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A.	Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

Your name

Address

Telephone number

Taxpayer ID number

The amount being wired

The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.	Instruct your bank to wire the specified amount to the Trust as follows:

BNY Mellon, ABA # 021000018

A/C # 8900276541

FBO Milestone Funds Treasury Obligations Portfolio Operating Account

Ref: Shareholder Name and Account Number

SHARE CERTIFICATES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

HOW TO REDEEM SHARES OF THE PORTFOLIO

REDEEMING SHARES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

You may redeem your shares without charge at the net asset value next determined after the Transfer Agent receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

If the Transfer Agent receives a completed redemption order before 5:00 p.m. (Eastern Time), redemption proceeds are ordinarily wired on the same business day and dividends are not earned on the day that the request was received. Redemption proceeds for completed redemption orders received after 5:00 p.m. (Eastern Time) are ordinarily wired on the next business day and dividends are earned on the day that the request was received.

8

BY TELEPHONE ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed to the Transfer Agent.

WRITTEN REQUESTS/ADDITIONAL ALTERNATIVES –––––––––––––––––––––––––––––––––––––––––––––––––––

Redemption requests may be made by writing to The Milestone Funds, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

The Trust observes reasonable procedures to confirm the authenticity of any and all instructions to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account, including, but not limited to, requiring at least one of the following:

•	A current Corporate Resolution or equivalent
•	A current Trust Resolution or equivalent
•	A Medallion Signature Guarantee

The method of confirmation will be agreed upon and authorized by the shareholder when the account is established. Other procedures may be implemented from time to time as required by law or as determined by the Trust to be necessary for the protection of shareholders or assets of the Trust.

For additional redemption alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $2,000,000 unless an investment is made to restore the minimum value.

DIVIDENDS, DISTRIBUTION AND TAX MATTERS

DIVIDENDS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends

9

and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 28% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio’s securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

10

SHAREHOLDER SERVICES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.05% of the average daily net assets of the Financial Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Financial Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

ADDITIONAL SHARE CLASSES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

In addition to Financial Shares, the Portfolio also offers Institutional Shares, Investor Shares and Premium Shares by separate prospectuses. These other share classes are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio’s official sales literature in connection with the offering of the Portfolio’s shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

11

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Financial Shares of the Portfolio (assuming reinvestment of all dividends and distributions). For the fiscal years ended November 30, 2010, November 30, 2009, November 30, 2008, November 30, 2007 and November 30, 2006, the information has been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report, which is available upon request.

	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006

Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment Income	0.001	0.002	0.020	0.049	0.047
Dividends from net investment Income	(0.001)	(0.002)	(0.020)	(0.049)	(0.047)

Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(a)	0.05%	0.21%	2.04%	5.03%	4.82%
Ratios/Supplemental data
Ratios to average net assets:
Expenses (b)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment Income	0.05%	0.22%	2.01%	4.91%	4.67%
Net assets as the end of year (000’s omitted)	$520,606	$604,040	$763,007	$538,914	$669,859
(a)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
(b)	Net of advisory and shareholder servicing fees waived and expenses reimbursed of 0.05%, 0.05%, 0.04%, 0.03% and 0.03%, respectively.

12

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The Milestone Funds

Adviser / Administrator		Sub-Administrator / Custodian

Milestone Capital Management, LLC		BNY Mellon
115 East Putnam Avenue		One Wall Street
Greenwich, CT 06830		New York, NY 10286

Legal Counsel		Transfer Agent

Kramer Levin Naftalis & Frankel LLP		ALPS Fund Services, Inc.
1177 Avenue of the Americas		1290 Broadway, Suite 1100
New York, NY 10036		Denver, CO 80203

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Statement of Additional Information. The Portfolio’s Statement of Additional Information (the “SAI”) provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it is considered a part of this Prospectus.

Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about the Portfolio’s investments.

To Review or Obtain this Information: The Portfolio’s SAI, annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s website (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Portfolio, including the Portfolio’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the Public Reference Room.

You also may obtain these materials by calling 800-941-MILE. In order to provide individualized service, the Portfolio doesn’t include these materials on its website. You may, however, request them by sending an e-mail to mcm@milecap.com. You also may obtain these materials from your financial intermediary.

Investment Company Act file no. 811-8620

The Milestone Funds

800-941-MILE

www.milecap.com

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

___________________________________

INSTITUTIONAL SHARES (MTIXX)

PROSPECTUS

MARCH 30, 2011

___________________________________

INVESTMENT ADVISER

Milestone Capital Management, LLC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Milestone Funds

Treasury Obligations Portfolio

Institutional Shares

115 East Putnam Avenue, Greenwich, CT 06830

(800) 941-MILE

www.milecap.com

	Page		Page
Portfolio Summary Information	1	Additional Information	5
Investment Objective	1	Additional Principal Investment Strategies	5
Fees and Expenses of the Portfolio	2	Temporary Defensive Positions	5
Principal Investment Strategies of the Portfolio	3	Related Risks	5
Principal Risks of Investing in the Portfolio	3	Portfolio Holdings Disclosure	5
Performance Information	3	Management of the Portfolio	6
Investment Adviser	4	How to Invest in the Portfolio	7
Portfolio Managers	4	How to Redeem Shares of the Portfolio	8
Purchase and Sale of Portfolio Shares	4	Dividends, Distributions and Tax	10
Tax Matters	4	Other Information	11
Payments to Broker-Dealers and Other Financial Intermediaries	5	Financial Highlights	12

PORTFOLIO SUMMARY INFORMATION

INVESTMENT OBJECTIVE –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

1

FEES AND EXPENSES OF THE PORTFOLIO ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):

Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses (includes 0.10% shareholder service fee)	0.26%

Total Annual Portfolio Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	(0.16%)

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.20%

Milestone Capital Management LLC (the “Adviser”) has agreed to limit the total operating expenses of the Institutional Shares to 0.20% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the “Trust”).

Example

This example is to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:

1 Year*	3 Years*	5 Years*	10 Years*
$20	$99	$186	$440

*

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio’s total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio’s total expenses.

2

PRINCIPAL INVESTMENT STRATEGIES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

U.S. Treasury obligations maturing in 397 days or less.

Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Institutional Shares from year to year. Past performance is not an indication of future performance.

Institutional Shares

Best Quarter:	March 31, 2001	1.36%
Worst Quarter:	March 31, 2010	0.00%*

*	Less than 0.005%

3

Average Annual Returns as of 12/31/10	One Year	Five Year	Ten Year
Treasury Obligations
Portfolio – Institutional Shares	0.01%	2.29%	2.21%

The Institutional Shares’ seven-day current yield on 12/31/10 was 0.01%. For the Institutional Shares’ current yield, please call us at 800-941-MILE (6453).

INVESTMENT ADVISER –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio’s Investment Adviser is Milestone Capital Management, LLC.

PORTFOLIO MANAGER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Marc Pfeffer is Chief Investment Officer of the Adviser and Portfolio Manager of the Portfolio. Except for a three-year period during which Mr. Pfeffer worked at Bear Stearns & Co. Inc., he has been the Portfolio Manager of the Portfolio since 1994.

PURCHASE AND SALE OF PORTFOLIO SHARES ––––––––––––––––––––––––––––––––––––––––––––––––––––––

The minimum initial investment in Institutional Shares of the Portfolio is $10,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open (“Fund Business Day”) between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days that one or both of those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas. The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so.

You may redeem your shares without charge at the net asset value next determined after the Transfer Agent receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

TAX MATTERS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution.

4

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES –––––––––––––––––––––––––

If you purchase the Portfolio through a financial intermediary, the Adviser may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the intermediary to recommend the Portfolio over another investment. Visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION

U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds, that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

The Portfolio enters into repurchase agreements with dealers that the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the “Board”). The Adviser monitors the credit-worthiness of sellers under the Board’s general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio will make no investment unless the Adviser first determines that the investment is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio’s investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended.

ADDITIONAL PRINCIPAL INVESTMENT STRATEGIES ––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest up to 10% of its net assets in illiquid securities. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. The Portfolio may also, under such circumstances, invest in other investment companies. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

PORTFOLIO HOLDINGS DISCLOSURE ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders. The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the Securities and Exchange Commission (the “SEC”) by the 70th day after the end of the relevant fiscal period.

5

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC’s website, www.sec.gov.

The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Portfolio’s portfolio holdings.

MANAGEMENT OF THE PORTFOLIO

BOARD OF TRUSTEES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The business of The Milestone Funds (the “Trust”) and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio’s performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust’s executive officers, may be found in the Statement of Additional Information under the heading “Management of the Portfolio—Trustees and Officers.”

THE ADVISER –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Adviser serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser was originally organized as a limited partnership under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The limited partnership was converted to a limited liability corporation on May 15, 2003.

For the fiscal year ended November 30, 2010, for its services as the Portfolio’s investment adviser, the Adviser was entitled to receive a fee at an annual rate equal to 0.10% of the Portfolio’s average daily net assets some or all of which may be waived to limit expenses. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust’s prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust’s Trustees, officers and employees and other personnel performing services for the Trust.

PORTFOLIO MANAGER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Marc Pfeffer is Chief Investment Officer of the Adviser. Mr. Pfeffer has over 23 years of money market fund investment experience and heads the Adviser’s portfolio management and research team. He is primarily responsible for the day-to-day management of the Portfolio. Before joining the Adviser, Mr Pfeffer was with Bear, Stearns & Co. Inc. and Goldman Sachs Asset Management (GSAM). At GSAM Mr. Pfeffer was

6

responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer’s portfolio management experience and expertise encompass all aspects of institutional money market fund management, including: portfolio composition and structure; liquidity credit analysis and risk management; compliance review and monitoring; fund administration, accounting, operations and controls. Mr. Pfeffer holds a BS in Finance from the State University of New York at Buffalo, and an MBA from Fordham University.

The Portfolio’s investment advisory agreement with the Adviser is subject to the Board’s annual review and approval. A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Portfolio’s semi-annual report to shareholders for the six months ended May 31, 2010. A discussion regarding the basis for the Board’s most recent approval of the advisory agreement on January 26, 2011 will be included in the semi-annual report to shareholders for the six months ending May 31, 2011.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

HOW TO INVEST IN THE PORTFOLIO

PURCHASING SHARES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Once you have submitted a completed Account Registration Form, you may place an initial order.

Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open (“Fund Business Day”) between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days that one or both of those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas. The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. For information on additional purchase alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio’s performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Trust and the Transfer Agent each reserve the right to reject any purchase order for any reason. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio’s shares.

7

If the Bond Market Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor’s monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A.	Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

Your name

Address

Telephone number

Taxpayer ID number

The amount being wired

The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.	Instruct your bank to wire the specified amount to the Trust as follows:

BNY Mellon, ABA # 021000018

A/C # 8900276541

FBO Milestone Funds Treasury Obligations Portfolio Operating Account

Ref: Shareholder Name and Account Number

SHARE CERTIFICATES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

HOW TO REDEEM SHARES OF THE PORTFOLIO

REDEEMING SHARES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

You may redeem your shares without charge at the net asset value next determined after the Transfer Agent receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

8

If the Transfer Agent receives a completed redemption order before 5:00 p.m. (Eastern Time), redemption proceeds are ordinarily wired on the same business day and dividends are not earned on the day that the request was received. Redemption proceeds for completed redemption orders received after 5:00 p.m. (Eastern Time) are ordinarily wired on the next business day and dividends are earned on the day that the request was received.

BY TELEPHONE –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed to the Transfer Agent.

WRITTEN REQUESTS/ADDITIONAL ALTERNATIVES ––––––––––––––––––––––––––––––––––––––––––––––––––––––

Redemption requests may be made by writing to The Milestone Funds, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

The Trust observes reasonable procedures to confirm the authenticity of any and all instructions to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account, including, but not limited to, requiring at least one of the following:

•	A current Corporate Resolution or equivalent
•	A current Trust Resolution or equivalent
•	A Medallion Signature Guarantee

The method of confirmation will be agreed upon and authorized by the shareholder when the account is established. Other procedures may be implemented from time to time as required by law or as determined by the Trust to be necessary for the protection of shareholders or assets of the Trust.

For additional redemption alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $1,000,000 unless an investment is made to restore the minimum value.

9

DIVIDENDS, DISTRIBUTION AND TAX MATTERS

DIVIDENDS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 28% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

10

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio’s securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any Investor paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.10% of the average daily net assets of the Institutional Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Institutional Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

ADDITIONAL SHARE CLASSES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

In addition to Institutional Shares, the Portfolio also offers Investor Shares, Financial Shares and Premium Shares by separate prospectuses. These other share classes are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio’s official sales literature in connection with the offering of the Portfolio’s shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

11

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of the Portfolio (assuming reinvestment of all dividends and distributions). For the fiscal years ended November 30, 2010, November 30, 2009, November 30, 2008, November 30, 2007 and November 30, 2006, the information has been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report, which is available upon request.

	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009	For the Year Ended November 30, 2008	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006

Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.000 (a)	0.002	0.020	0.049	0.047
Dividends from net investment income	0.000 (a)	(0.002)	(0.020)	(0.049)	(0.047)

Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.01%	0.16%	1.99%	4.98%	4.77%
Ratios/Supplemental data
Ratios to average net assets:
Expenses(c)	0.19%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.01%	0.17%	2.15%	4.85%	4.67%
Net assets at the end of year (000’s omitted)	$365,139	$657,906	$606,165	$1,381,619	$907,971
(a)	Less than 0.001.
(b)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
(c)	Net of advisory and shareholder servicing fees waived and expenses reimbursed of 0.16%, 0.13%, 0.10%, 0.09% and 0.08% respectively.

12

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The Milestone Funds
Adviser / Administrator		Sub-Administrator / Custodian

Milestone Capital Management, LLC		BNY Mellon
115 East Putnam Avenue		One Wall Street
Greenwich, CT 06830		New York, NY 10286

Legal Counsel		Transfer Agent

Kramer Levin Naftalis & Frankel LLP		ALPS Fund Services, Inc.
1177 Avenue of the Americas		1290 Broadway, Suite 1100
New York, NY 10036		Denver, CO 80203
Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Statement of Additional Information. The Portfolio’s Statement of Additional Information (the “SAI”) provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it is considered a part of this Prospectus.

Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about the Portfolio’s investments.

To Review or Obtain this Information: The Portfolio’s SAI, the annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s website (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Portfolio, including the Portfolio’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

You also may obtain these materials by calling 800-941-MILE. In order to provide individualized service, the Portfolio doesn’t include these materials on its website. You may, however, request them by sending an e-mail to mcm@milecap.com. You also may obtain these materials from your financial intermediary.

Investment Company Act file no. 811-8620

The Milestone Funds

800-941-MILE

www.milecap.com

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

___________________________________

INVESTOR SHARES (MTOXX)

PROSPECTUS

MARCH 30, 2011

___________________________________

INVESTMENT ADVISER

Milestone Capital Management, LLC

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Milestone Funds

Treasury Obligations Portfolio

Investor Shares

115 East Putnam Avenue, Greenwich, CT 06830

(800) 941-MILE

www.milecap.com

	Page		Page
Portfolio Summary Information	1	Additional Information	5
Investment Objective	1	Additional Principal Investment Strategies	5
Fees and Expenses of the Portfolio	2	Temporary Defensive Positions	5
Principal Investment Strategies of the Portfolio	3	Related Risks	5
Principal Risks of Investing in the Portfolio	3	Portfolio Holdings Disclosure	5
Performance Information	3	Management of the Portfolio	6
Investment Adviser	4	How to Invest in the Portfolio	7
Portfolio Managers	4	How to Redeem Shares of the Portfolio	8
Purchase and Sale of Portfolio Shares	4	Dividends, Distributions and Tax	10
Tax Matters	4	Other Information	11
Payments to Broker-Dealers and Other Financial Intermediaries	5	Financial Highlights	12

PORTFOLIO SUMMARY INFORMATION

INVESTMENT OBJECTIVE ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Treasury Obligations Portfolio is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE PORTFOLIO ––––––––––––––––––––––––––––––––––––––––––––––––––––––––

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Portfolio Operating Expenses (expenses that you can pay each year as a percentage of the value of your investment):

Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses (includes 0.25% shareholder service fee)	0.49%

Total Annual Portfolio Operating Expenses	0.59%
Fee Waiver and/or Expense Reimbursement	(0.14%)

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.45%

Milestone Capital Management LLC (the “Adviser”) has agreed to limit the total operating expenses of the Investor Shares to 0.45% until April 1, 2012 by waiving fees and/or reimbursing expenses. The agreement cannot be modified to increase or eliminate the limit during this period and will continue from year to year unless modified or terminated by the Adviser with the approval of the Board of Trustees of The Milestone Funds (the “Trust”).

Example

This example is to help you compare the cost of investing in Investor Shares of the Portfolio with the cost of investing in other mutual funds.

The Example assumes that:

•	you invest $10,000 in the Portfolio for the time periods indicated and that you redeem all of your shares at the end of those periods;
•	your investment has a 5% return each year; and
•	the Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:

1 Year*	3 Years*	5 Years*	10 Years*
$46	$175	$315	$725

*

This example is based on the fees listed in the table and assumes the reinvestment of dividends. Your costs of investing in the Portfolio for one year reflect the amount you would pay after the Adviser reimburses the Portfolio for some or all of the Portfolio’s total expenses. Your costs of investing in the Portfolio for three, five and ten years reflect the amount you would pay if the Adviser did not reimburse the Portfolio for some or all of the Portfolio’s total expenses.

2

PRINCIPAL INVESTMENT STRATEGIES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

As a fundamental policy, which cannot be changed without shareholder approval, the Portfolio invests only in:

U.S. Treasury obligations maturing in 397 days or less.

Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Portfolio may invest in U.S. Treasury obligations or repurchase agreements without limit. Although the Portfolio intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption.

The Portfolio will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

PRINCIPAL RISKS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Although the Portfolio invests in short-term Treasury obligations, an investment in the Portfolio is subject to risk even if all securities in the Portfolio are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

PERFORMANCE INFORMATION ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The following chart demonstrates the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Investor Shares from year to year. Past performance is not an indication of future performance.

Investor Shares

Best Quarter:	March 31, 2001	1.31%
Worst Quarter:	September 30, 2009	0.00%*

*	Less than 0.005%

3

Average Annual Returns as of 12/31/10	One Year	Five Year	Ten Year
Treasury Obligations
Portfolio – Investor Shares	0.01%	2.11%	1.99%

The Investor Shares’ seven-day current yield on 12/31/10 was 0.01%. For the Investor Shares’ current yield, please call us at 800-941-MILE (6453).

INVESTMENT ADVISER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio’s Investment Adviser is Milestone Capital Management, LLC.

PORTFOLIO MANAGER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Marc Pfeffer is Chief Investment Officer of the Adviser and Portfolio Manager of the Portfolio. Except for a three-year period during which Mr. Pfeffer worked at Bear Stearns & Co. Inc., he has been the Portfolio Manager of the Portfolio since 1994.

PURCHASE AND SALE OF PORTFOLIO SHARES –––––––––––––––––––––––––––––––––––––––––––––––––––

The minimum initial investment in Investor Shares of the Portfolio is $1,000,000. There is no minimum subsequent investment. The Trust reserves the right to waive the minimum investment requirement.

Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open (“Fund Business Day”) between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days that one or both of those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas. The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s management determines to do so.

You may redeem your shares without charge at the net asset value next determined after the Transfer Agent receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

TAX MATTERS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution.

4

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES –––––––––––––––––––––

If you purchase the Portfolio through a financial intermediary, the Adviser may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the intermediary to recommend the Portfolio over another investment. Visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION

U.S. Treasury obligations are securities issued by the United States Treasury, such as Treasury bills, notes and bonds that are fully guaranteed as to payment of principal and interest by the United States government.

Repurchase agreements are transactions in which the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security.

The Portfolio enters into repurchase agreements with dealers that the Adviser believes present minimal credit risks in accordance with guidelines established by the Board of Trustees of the Trust (the “Board”). The Adviser monitors the credit-worthiness of sellers under the Board’s general supervision. If a seller defaults on its repurchase obligation, however, the Portfolio might suffer a loss.

The Portfolio will make no investment unless the Adviser first determines that the investment is eligible for purchase and presents minimal credit risks, pursuant to procedures adopted by the Board. The Portfolio’s investments are subject to the restrictions imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended.

ADDITIONAL PRINCIPAL INVESTMENT STRATEGIES ––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio may purchase U.S. Treasury obligations on a when-issued or forward commitment basis. The Portfolio may also invest up to 10% of its net assets in illiquid securities. Each of these investment techniques and their related risks are described in detail in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Under abnormal market or economic conditions, the Portfolio temporarily may hold up to 100% of its investable assets in cash. The Portfolio may also, under such circumstances, invest in other investment companies. For temporary or emergency purposes, the Portfolio may borrow up to 33 1/3% of its total assets. When taking such temporary positions, the Portfolio may not achieve its investment objective.

RELATED RISKS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

If the seller of a repurchase agreement in which the Portfolio invests defaults on its obligation or declares bankruptcy, the Portfolio may experience delays in selling the securities underlying the repurchase agreement. As a result, the Portfolio may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights.

PORTFOLIO HOLDINGS DISCLOSURE –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (May 31st) and its fiscal year (November 30th) in its reports to shareholders. The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the Securities and Exchange Commission (the “SEC”) by the 70th day after the end of the relevant fiscal period.

5

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (February 28/29 and August 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC’s website, www.sec.gov.

The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Portfolio’s portfolio holdings.

MANAGEMENT OF THE PORTFOLIO

BOARD OF TRUSTEES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The business of The Milestone Funds (the “Trust”) and the Portfolio is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Portfolio and meets regularly to review the Portfolio’s performance, monitor its investment activities and practices, and review other matters affecting the Portfolio and the Trust. Additional information regarding the Trustees, as well as the Trust’s executive officers, may be found in the Statement of Additional Information under the heading “Management of the Portfolio—Trustees and Officers.”

THE ADVISER –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Milestone Capital Management, LLC (the “Adviser”) serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets. The Adviser was originally organized as a limited partnership under the laws of the State of New York on August 1, 1994, and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The limited partnership was converted to a limited liability corporation on May 15, 2003.

For the fiscal year ended November 30, 2010, for its services as the Portfolio’s investment adviser, the Adviser was entitled to receive a fee at an annual rate equal to 0.10% of the Portfolio’s average daily net assets some or all of which may be waived to limit expenses. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust’s prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust’s Trustees, officers and employees and other personnel performing services for the Trust.

PORTFOLIO MANAGER ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Marc Pfeffer is Chief Investment Officer of the Adviser. Mr. Pfeffer has over 23 years of money market fund investment experience and heads the Adviser’s portfolio management and research team. He is primarily responsible for the day-to-day management of the Portfolio. Before joining the Adviser, Mr Pfeffer was with Bear, Stearns & Co. Inc. and Goldman Sachs Asset Management (GSAM). At GSAM Mr. Pfeffer was

6

responsible for managing six institutional money market portfolios which grew to over $3 billion in total assets as of November 1994. Mr. Pfeffer’s portfolio management experience and expertise encompass all aspects of institutional money market fund management, including: portfolio composition and structure; liquidity credit analysis and risk management; compliance review and monitoring; fund administration, accounting, operations and controls. Mr. Pfeffer holds a BS in Finance from the State University of New York at Buffalo, and an MBA from Fordham University.

The Portfolio’s investment advisory agreement with the Adviser is subject to the Board’s annual review and approval. A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Portfolio’s semi-annual report to shareholders for the six months ended May 31, 2010. A discussion regarding the basis for the Board’s most recent approval of the advisory agreement on January 26, 2011 will be included in the semi-annual report to shareholders for the six months ending May 31, 2011.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of the Portfolio. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Portfolio.

HOW TO INVEST IN THE PORTFOLIO

PURCHASING SHARES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Once you have submitted a completed Account Registration Form, you may place an initial order.

Shares are sold at the net asset value next determined (at 5:00 p.m. Eastern Time) after receipt of a purchase order by the Transfer Agent in the manner described below. Purchase orders are accepted on any day on which the New York Stock Exchange and the Federal Reserve Bank of New York are open (“Fund Business Day”) between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time). The Trust does not determine net asset value, and purchase orders are not accepted, on the days that one or both of those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving and Christmas. The Trust may also process purchase and sale orders and calculate its net asset value on days that the Portfolio’s primary trading markets are open and the Portfolio’s manage ment determines to do so.

To purchase shares of the Portfolio by Federal Reserve wire, call the Transfer Agent at (800) 363-7660. If the Transfer Agent receives a completed purchase order before 5:00 p.m. (Eastern Time), and the Custodian receives Federal Funds the same day, purchases of shares of the Portfolio begin to earn dividends that day. Completed orders received after 5:00 p.m. begin to earn dividends the next Fund Business Day upon receipt of Federal Funds. For information on additional purchase alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

To allow the Adviser to manage the Portfolio most effectively, investors are encouraged to execute as many trades as possible before 2:30 p.m. To protect the Portfolio’s performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. The Trust and the Transfer Agent each reserve the right to reject any purchase order for any reason. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio’s shares.

If the Bond Market Association recommends that the government securities markets close early, the Trust may advance the time at which the Transfer Agent must receive notification of orders for purposes of

7

determining eligibility for dividends on that day. Investors who notify the Transfer Agent after the advanced time become entitled to dividends on the following Fund Business Day. If the Transfer Agent receives notification of a redemption request after the advanced time, it ordinarily will wire redemption proceeds on the next Fund Business Day.

If an investor does not remit Federal Funds, such payment must be converted into Federal Funds. This usually occurs within one Fund Business Day of receipt of a bank wire. Prior to receipt of Federal Funds, the investor’s monies will not be invested.

The following procedure will help assure prompt receipt of your Federal Funds wire:

A.	Telephone the Transfer Agent at (800) 363-7660 and provide the following information:

Your name

Address

Telephone number

Taxpayer ID number

The amount being wired

The identity of the bank wiring funds.

You will then be provided with a Portfolio account number. (Investors with existing accounts must also notify the Trust before wiring funds.)

B.	Instruct your bank to wire the specified amount to the Trust as follows:

BNY Mellon, ABA # 021000018

A/C # 8900276541

FBO Milestone Funds Treasury Obligations Portfolio Operating Account

Ref: Shareholder Name and Account Number

SHARE CERTIFICATES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Transfer Agent maintains a share account for each shareholder. The Trust does not issue share certificates.

ACCOUNT STATEMENTS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month.

HOW TO REDEEM SHARES OF THE PORTFOLIO

REDEEMING SHARES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

You may redeem your shares without charge at the net asset value next determined after the Transfer Agent receives the redemption request. Redemption requests must be received in proper form and can be made by telephone request or wire request on any Fund Business Day between the hours of 8:30 a.m. and 5:00 p.m. (Eastern Time).

If the Transfer Agent receives a completed redemption order before 5:00 p.m. (Eastern Time), redemption proceeds are ordinarily wired on the same business day and dividends are not earned on the day that the request was received. Redemption proceeds for completed redemption orders received after 5:00 p.m. (Eastern Time) are ordinarily wired on the next business day and dividends are earned on the day that the request was received.

8

BY TELEPHONE –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

You may redeem your shares by telephoning the Transfer Agent at (800) 363-7660. You must provide the Transfer Agent with your account number, the exact name in which the shares are registered and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption authorization has been completed on the Account Registration Form included with this Prospectus. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Transfer Agent nor the Trust will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed to the Transfer Agent.

WRITTEN REQUESTS/ADDITIONAL ALTERNATIVES –––––––––––––––––––––––––––––––––––––––––––––––––––

Redemption requests may be made by writing to The Milestone Funds, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203. Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Portfolio name, account number, and the share or dollar amount requested.

The Trust observes reasonable procedures to confirm the authenticity of any and all instructions to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account, including, but not limited to, requiring at least one of the following:

•	A current Corporate Resolution or equivalent
•	A current Trust Resolution or equivalent
•	A Medallion Signature Guarantee

The method of confirmation will be agreed upon and authorized by the shareholder when the account is established. Other procedures may be implemented from time to time as required by law or as determined by the Trust to be necessary for the protection of shareholders or assets of the Trust.

For additional redemption alternatives, including online transacting, please contact Milestone Capital Management at (800) 941-MILE (6453) or www.milecap.com.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon 60 days written notice, all shares in an account with an aggregate net asset value of less than $100,000 unless an investment is made to restore the minimum value.

9

DIVIDENDS, DISTRIBUTION AND TAX MATTERS

DIVIDENDS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 5:00 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Portfolio unless cash payments are requested by contacting the Trust. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Portfolio. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Portfolio will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Dividends paid by the Portfolio out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gains, if any, realized by the Portfolio are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Portfolio. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

The Portfolio is required by federal law to withhold 28% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Some states and localities do not tax dividends paid on shares of the Portfolio that are attributable to interest from U.S. Treasury obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by the Portfolio will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Portfolio and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisors.

10

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The net asset value per share of the Portfolio is determined at 5:00 p.m. (Eastern Time) on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Portfolio’s securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any Investor paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Portfolio and helps it maintain a stable price of $1.00 per share.

SHAREHOLDER SERVICES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Trust has adopted a shareholder service plan under which it pays the Adviser up to 0.25% of the average daily net assets of the Investor Shares such that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services. For these services, the Adviser pays the shareholder servicing agent a fee based upon the average daily net assets of the Investor Shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

ADDITIONAL SHARE CLASSES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

In addition to Investor Shares, the Portfolio also offers Institutional Shares, Financial Shares and Premium Shares by separate prospectuses. These other share classes are subject to different expenses that affect their performance. For further information about these other classes of shares, please call (800) 941-MILE (6453).

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and the Portfolio’s official sales literature in connection with the offering of the Portfolio’s shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

11

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Investor Shares of the Portfolio (assuming reinvestment of all dividends and distributions). For the fiscal years ended November 30, 2010, November 30, 2009, November 30, 2008, November 30, 2007 and November 30, 2006, the information has been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s Annual Report, which is available upon request.

	For the Year Ended November 30, 2010		For the Year Ended November 30, 2009		For the Year Ended November 30, 2008	For the Year Ended November 30, 2007	For the Year Ended November 30, 2006

Beginning net asset value per share	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.000	(a)	0.000	(a)	0.017	0.046	0.044
Dividends from net investment income	(0.000	)(a)	(0.000	)(a)	(0.017)	(0.046)	(0.044)

Ending net asset value per share	$1.00		$1.00		$1.00	$1.00	$1.00

Total return(b)	0.01%		0.02%		1.74%	4.71%	4.51%
Ratios/Supplemental data
Ratios to average net assets:
Expenses(c)	0.19%		0.35%		0.45%	0.45%	0.45%
Net investment income	0.00	%(d)	0.02%		1.92%	4.62%	4.43%
Net assets at the end of year (000’s omitted)	$52,814		$93,669		$164,936	$304,798	$474,039
(a)	Less than $0.001 per share.
(b)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
(c)	Net of advisory and shareholder servicing fees waived and expenses reimbursed of 0.40%, 0.18%, 0.02%, 0.03% and 0.03%, respectively.
(d)	Less than 0.005%.

12

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The Milestone Funds
Adviser / Administrator		Sub-Administrator / Custodian

Milestone Capital Management, LLC		BNY Mellon
115 East Putnam Avenue		One Wall Street
Greenwich, CT 06830		New York, NY 10286

Legal Counsel		Transfer Agent

Kramer Levin Naftalis & Frankel LLP		ALPS Fund Services, Inc.
1177 Avenue of the Americas		1290 Broadway, Suite 1100
New York, NY 10036		Denver, CO 80203
Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Statement of Additional Information. The Portfolio’s Statement of Additional Information (the “SAI”) provides a more complete discussion about the Portfolio and is incorporated by reference into this Prospectus, which means that it is considered a part of this Prospectus.

Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about the Portfolio’s investments.

To Review or Obtain this Information: The Portfolio’s SAI, annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s website (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Portfolio, including the Portfolio’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

You also may obtain these materials by calling 800-941-MILE. In order to provide individualized service, the Portfolio doesn’t include these materials on its website. You may, however, request them by sending an e-mail to mcm@milecap.com. You also may obtain these materials from your financial intermediary.

Investment Company Act file no.811-8620

The Milestone Funds

800-941-MILE

www.milecap.com

The Milestone Funds

Treasury Obligations Portfolio

Statement of Additional Information

March 30, 2011

115 East Putnam Avenue, Greenwich, Connecticut 06830

(800) 941-MILE

www.milecap.com

This Statement of Additional Information (“SAI”) supplements the Prospectuses dated March 30, 2011 (as amended from time to time) offering shares of the Financial Class, Institutional Class, Investor Class and Premium Class of the Milestone Funds Treasury Obligations Portfolio (the “Portfolio”). The SAI should be read in conjunction with the applicable Prospectus, which may be obtained without charge by contacting The Milestone Funds, 115 East Putnam Avenue, Greenwich, Connecticut 06830, (800) 941 MILE (6453).

THE PORTFOLIO’S AUDITED FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2010 ARE INCORPORATED IN THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO THE PORTFOLIO’S 2010 ANNUAL REPORT TO SHAREHOLDERS (FILE NO. 811-8620). YOU MAY OBTAIN A COPY OF THE PORTFOLIO’S ANNUAL REPORT AT NO CHARGE BY REQUEST TO THE PORTFOLIO AT THE ADDRESS OR PHONE NUMBER NOTED BELOW.

The Milestone Funds

115 East Putnam Avenue

Greenwich, Connecticut 06830

(800) 941-MILE

www.milecap.com

THE PORTFOLIO

The Milestone Funds Treasury Obligations Portfolio is a diversified, no load money market portfolio of The Milestone Funds (the “Trust”), an open end diversified management investment company, organized as a Delaware statutory trust (formerly known as a “business trust”) on July 14, 1994. The Portfolio currently is the sole operational series of the Trust.

INVESTMENT POLICIES, PRACTICES AND LIMITATIONS

The investment policies or practices of the Portfolio listed below are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval.

Borrowing. The Portfolio may borrow money from time to time so as to not have to sell portfolio securities to meet redemptions at a time when market conditions would not favor such a sale. The Portfolio may not purchase securities for investment when borrowings equaling 5% or more of the Portfolio’s total assets are outstanding. Any borrowing by the Portfolio is subject to the limitations stated under “Investment Limitations” below.

Repurchase Agreements. The Portfolio may purchase repurchase agreements fully collateralized by U.S. Treasury obligations. In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one-to-seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by the Adviser). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Portfolio could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty’s bankruptcy, the Portfolio might be delayed in, or prevented from, selling the collateral for the Portfolio’s benefit.

When-Issued and Delayed Delivery Transactions. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, the Portfolio may purchase securities on a when-issued or delayed delivery basis (forward commitments). When these transactions are negotiated, the price (generally expressed in terms of yield) and the interest rate payable on the securities are fixed on the transaction date. Delivery and payment may take place a month or more after the date of the transaction. When the Portfolio makes the forward commitment, it will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time the Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including price fluctuation. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Although the Portfolio will only enter into a forward commitment if it intends to actually acquire the securities, if the Portfolio later chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, the Trust’s custodian will set aside and maintain a segregated account of sufficient liquid assets (such as cash or U.S. Treasury obligations) which will be available to make payment for the securities purchased. Failure by the other party to deliver a security purchased by the Portfolio may result in a loss or a missed opportunity to make an alternative investment. Although there is no limit on the amount of these commitments that the Portfolio may make, under normal circumstances it will not commit more than 30% of its total assets to such purchases.

Illiquid Securities. The Portfolio may invest up to 10% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Portfolio will not invest in repurchase agreements having a maturity in excess of one year. Certain repurchase agreements that provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Portfolio and reports periodically to the Board.

Other Investment Companies. In the future, the Portfolio may attempt to achieve its investment objective by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Portfolio in accordance with the provisions of the 1940 Act or any orders, rules or regulations thereunder adopted by the SEC.

Cash Position. Although the Portfolio intends to be invested fully in U.S. Treasury obligations or repurchase agreements, it may hold a de minimus amount of cash for a short period prior to investment or payment of the proceeds of redemption. The amount of this cash should not exceed 5% of the Portfolio’s assets, and in most cases will be significantly less.

INVESTMENT LIMITATIONS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Listed below are the fundamental investment limitations that cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or (ii) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented. The Portfolio may not:

(1)	Invest in structured notes or instruments commonly known as derivatives.
(2)	Invest in variable, adjustable or floating rate instruments of any kind.
(3)	Enter into reverse repurchase agreements.
(4)

Invest in securities issued by agencies or instrumentalities of the United States Government, such as the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Mortgage Corp. (“Freddie Mac”), or the Small Business Administration (“SBA”).

(5)	Invest in zero coupon bonds.
(6)

With respect to 100% of its assets, purchase a security other than a U.S. Treasury obligation if, as a result, more than 5% of the Portfolio’s total assets would be invested in the securities of a single issuer.

(7)

Purchase securities if, immediately after the purchase, 25% or more of the value of the Portfolio’s total assets would be invested in the securities of issuers having their principal business activities in the same industry; except that there is no limit on investments in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

(8)

Purchase restricted securities, or underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(9)	Purchase or sell real estate or any other interest therein, or real estate limited partnerships or invest in securities issued by companies that invest in real estate or interests therein.
(10)	Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.
(11)

Borrow money, except for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio’s total assets.

(12)

Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

(13)	Make loans (except through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments).
(14)	Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.
(15)	Write options or acquire instruments with put or demand features, except that the Portfolio may enter into repurchase agreements terminable upon demand.
(16)	Invest in oil, gas or other mineral exploration or development programs.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made a later change in percentage resulting from a change in the market values of the Portfolio’s assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

MANAGEMENT OF THE PORTFOLIO

TRUSTEES AND OFFICERS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Trustees and Officers of the Trust and their ages, addresses, positions, principal occupations and other directorships held during the past five years are set forth below. There is no limit on the length of the term that each Trustee serves. The address of each Trustee and Officer is, c/o The Milestone Funds, 115 East Putnam Avenue, Greenwich, Connecticut 06830.

Trustees

Name (Age), Position (year commenced service)	Principal Occupation During at least the Past Five Years	Other Directorships During the Past Five Years

Interested Persons
Pamela Moffat (55)	President and Chief Executive Officer of the Adviser since December 2010	None
Trustee since 2010 Chief Executive Officer since 2010
Non Interested Persons
Laura A. Garner (51) Trustee since 2006

Principal, RS Investments (asset management), since 2009. Partner, Grail Partners, LLC, 2007-2009. Business Development Director, Concept Capital (alternative investments), 2003-2007. Global Marketing Director, Merrill Lynch Debt Markets, 2001-2002. Chief Marketing Officer, Internet Partnership Group (venture capital), 2000-2001. US Marketing Director, Goldman Sachs Investment Management, 1999-2000. Global Marketing Director, Citigroup Alternative Investments, 1996-1999. Chase Manhattan Bank, 1989-1995.

None
John D. Gilliam (80) Trustee since 1994 Chairman since 2004

Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey, 1995 to 2003. Limited Partner, Goldman, Sachs & Co., 1987 to 1999 (Partner from 1973 to 1987). Third Deputy Comptroller, Bureau of Asset Management, the City of New York, from 1991 to 1994. Mr. Gilliam was a Partner at Goldman, Sachs & Co. from 1973 to 1987.

None

Name (Age), Position (year commenced service)	Principal Occupation During at least the Past Five Years	Other Directorships During the Past Five Years

Nicholas J. Kovich (55) Trustee since 2006

President and Chief Executive Officer, Kovich Capital Management (private asset management), since 2001. Managing Director, Morgan Stanley Investment Management, 1996 to 2001. Member of the Board of Trustees of the Conestoga Funds managed by Conestoga Capital Advisors since 2002. Equity Research Analyst, Miller, Anderson & Sherrerd from 1988 to 1996. Senior Investment Research Analyst, Waddel & Reed Asset Management Company, from 1982 to 1988. Received the Chartered Financial Analyst (CFA) and Chartered Investment Counselor (CIC) in September 1985 and December 1992.

Trustee, Conestog a Funds (one series).
Allen Lee Sessoms (64) Trustee since 1997

President, the University of the District of Columbia, since 2008. Former President, Delaware State University, 2003 to 2008. Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to 2003. Former President of Queens College, The City University of New York, 1995 to 2000. Executive Vice President, University of Massachusetts Systems, 1993 to 1995. From 1980 to 1993, served in various capacities with the U.S. Department of State, including: Deputy Chief of Mission and Minister-Counselor for Political Affairs, U.S. Embassy, Mexico; and Counselor for Scientific and Technological Affairs, U.S. Embassy, Paris, France. Assistant Professor of Physics at Harvard University, 1974 to 1981.

None

Officers

Name (Age), Position (year commenced service)	Principal Occupation During at least the Past Five Years

Marc H. Pfeffer (46) Chief Financial Officer since 2005

Chief Investment Officer of the Adviser since 2004. Associate Director with Bear, Stearns & Co., Inc. (2001 to 2004); Co-Chief Investment Officer, Milestone Capital Management, LP (1994 to 2001); portfolio manager for six institutional money market portfolios, Goldman Sachs Assets Management (1986 to 1994).

Lisa Hanratty (46) Secretary since 2007	Secretary of the Adviser since March of 2007. Assistant to the Head of the Airlie Group, 1990 to present. From 1982 through 1989, Sales Assistant at Goldman Sachs in High Yield Department.
Michael Wagner (60) Chief Compliance Officer since 2007

President, Northern Lights Compliance Services, LLC, 2006-present; Compliance Services Officer, Northstar Financial Services, LLC, 2006-January 2008; Chief Operating Officer, Fund Compliance Services, LLC, 2004-2006; President and Manager, Gemini Fund Services, LLC, 2004-2006; Director of Constellation Trust Company, 2005-2008.

SUMMARY OF THE EXPERIENCE AND QUALIFICATIONS OF THE TRUSTEES ––––––––––––––––––––––––––––––––––––––––

Additional information about the specific experiences, qualifications, attributes or skills of each Trustee that supports the conclusion that each Trustee is qualified to serve on the Board is set forth below.

John D Gilliam – In addition to his tenure as a Trustee and Chairman of the Board, Mr. Gilliam has over 37 years of experience in the financial services industry. He served for many years as a Partner at Goldman, Sachs & Co. and was the Chief Investment Officer of The Robert Wood Johnson Foundation. Mr. Gilliam also served as Third Deputy Comptroller for the Bureau of Asset Management for the City of New York. In addition to his experiences in the financial sector, Mr. Gilliam serves on the Boards of various non-profit organizations, including Pianofest, Manhattan Theatre Clue and NMS Investment Management Forum for Endowments and Foundations.

Laura A. Garner – In addition to her tenure as a Trustee of the Board, Ms. Garner has over 22 years of experience in the financial services industry. She is currently the Principal at RS Investments. She served as a Partner for Grail Partners, LLC and Business Development Director for Concept Global Marketing. Ms. Garner also served as a Director for Merrill Lynch Deb Markets and Chief Marketing Officer for Internet Partnership Group. She was formerly US Marketing Director for Goldman Sachs Investment Management, and Global Marketing Director for each of Citigroup Alternative Investments and Chase Manhattan Bank.

Nicholas J. Kovich – In addition to his tenure as a Trustee of the Board, Mr. Kovich has over 25 years of experience in the financial services industry. He is currently President and Chief Executive Officer of Kovich Capital Management. Mr. Kovich formerly served as Managing Director for Morgan Stanley Investment Management, an Equity Research Analyst for Miller, Anderson & Sherrard and a Senior Investment Research Analyst at Waddell & Reed Asset Management. In addition to his experience in the financial sector, Mr. Kovich serves as Trustee for the Conestoga Funds.

Allen Lee Sessoms – In addition to his tenure as a Trustee of the Board, Dr. Sessoms has over 26 years of experience in the educational area. He is currently President of the University of the District of Columbia. He formerly served as President of Delaware State University and of Queens College (CUNY). He was also Executive Vice President of the University of Massachusetts system. Dr. Sessoms has served as Lecturer and Fellow at John F. Kennedy School of Government, as well as Assistant Professor of Physics at Harvard University. He also served in various capacities with the U.S. Department of State. In addition to his experience in the educational arena, Dr. Sessoms serves on the Board of Chapman University, the Drawing Center, The District of Columbia Chamber of Commerce and the Nuclear Energy Advisory Committee of the U.S. Department of Energy.

Pamela Moffat – Ms Moffat is President and Chief Executive Officer of the Adviser. Prior to that, she served as the Chief Marketing Officer. Pamela has over 25 years of experience in marketing, working with Fortune 500 Brands, including OppenheimerFunds and JPMorgan Chase. Prior to Milestone, Pamela worked in Business Development at Mercury Media 2008-2009. The majority of her career has been spent at agencies where Pamela advised clients on branding, business growth and advertising: TBWA/Chiat/Day 2004-2007, EuroRSCG 1996-2004, and Wells Rich Greene 1982-1996.

INFORMATION TO BE PROVIDED ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

To assist them in evaluating matters under federal and state law, the Independent Trustees may benefit from information provided by counsel to the Trust. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

BOARD COMPOSITION, LEADERSHIP STRUCTURE AND RISK OVERSIGHT –––––––––––––––––––––––––––––––––––––––––––

Currently, 75% of the Trust’s Trustees are Independent Trustees. The Chairman of the Board is John Gilliam, an Independent Trustee. Mr. Gilliam’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings, as well as consulting with the other Independent Trustees and the Trust’s officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time. The Board has determined that its leadership structure is appropriate in light of the services that the Adviser and its affiliates provide to the Trust and potential conflicts of interest that could arise from these relationships and allows the Board to effectively perform its oversight responsibilities.

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), the Board has delegated management of the Funds to service providers to the Funds, primarily the Adviser, who have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). The Board oversees risk management for the Funds in several ways. The Board receives regular reports from the Chief Compliance Officer, Adviser and administrator for the Trust, detailing the results of the Trust’s compliance with its Board-adopted policies and procedures, the investment policies and limitations of the Fund, and applicable provisions of the federal securities laws and Internal Revenue Code of 1986, as amended. The Board also receives periodic presentations from senior personnel of the Adviser regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas. As needed, the Adviser discusses management issues regarding the Trust with the Board, soliciting the Board’s input on many aspects of management, including potential risks to the Funds. The Board’s Audit Committee also receives reports on various aspects of risk that might affect the Fund, including investment risk and audit risk, and offer advice to management, as appropriate. The Trustees also meet in executive session with the Trust’s independent registered public accounting firm, counsel to the Trust, the chief compliance officer and representatives of management, as needed. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.

STANDING COMMITTEES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Board has an Audit Committee, Nominating Committee and Pricing Committee. The Audit Committee is composed of all of the Independent Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the auditors for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services performed. The chairman of the Audit Committee shall be responsible for pre-approving all non-audit related services subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. During the fiscal year ended November 30, 2010, the Audit Committee met one time.

The Nominating Committee is composed of all of the Independent Trustees. The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates. The Trust does not have a formal policy for considering nominees to the Board of Trustees recommended by shareholders. The Nominating Committee meets as is required. During the fiscal year ended November 30, 2010, the Nominating Committee did not meet.

The Pricing Committee is composed of any one Independent Trustee and a representative from the Adviser. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required. During the fiscal year ended November 30, 2010, the Pricing Committee did not meet.

TRUSTEE OWNERSHIP OF SECURITIES OF THE TRUST –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The following table sets forth information describing the dollar range of equity securities in the Trust beneficially owned by each Trustee as of December 31, 2010.

Dollar Range of Equity Securities

Name of Trustee	In the Portfolio	In the Trust

Interested Persons
Pamela Moffat	None	None
Non Interested Persons
Laura A. Garner	None	None
John D. Gilliam	None	None
Nicholas J. Kovich	None	None
Allen Lee Sessoms	None	None

TRUSTEE COMPENSATION –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Trust pays each Independent Trustee a per-meeting attendance fee of $1,250.00. Each Trustee is reimbursed for reasonable travel expenses to attend Board meetings. The following table sets forth the total remuneration paid to each Trustee for the fiscal year ended November 30, 2010.

The following table sets forth the fees paid to each Trustee for the fiscal year ended November 30, 2010.

Name of Person	Aggregate Compensation From Company	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Company And Fund Complex Paid To Trustees

Pamela Moffat	$0	$0	$0	$0
Leigh L. Carleton*	$0	$0	$0	$0
Laura A. Garner	$3,750	$0	$0	$3,750
John D. Gilliam	$6,250	$0	$0	$6,250
Nicholas J. Kovich	$6,250	$0	$0	$6,250
Allen Lee Sessoms	$6,250	$0	$0	$6,250
*	As of December 8, 2010, Leigh L. Carleton resigned as Trustee of the Trust.

INVESTMENT ADVISER –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio’s investment adviser, Milestone Capital Management, LLC furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio’s investments and effecting portfolio transactions for the Portfolio. The Investment Advisory Agreement between the Trust and the Adviser on behalf of the Portfolio continues in effect from year to year only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Investment Advisory Agreement is terminable without penalty by the Trust with respect to the Portfolio on 60 days’ written notice when authorized either by vote of the Portfolio’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Investment Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties or by reason of reckless disregard of the Adviser’s obligations and duties under the Investment Advisory Agreement.

For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Portfolio, an annual fee of 0.10% of the total average daily net assets of the Portfolio. This fee is accrued by the Trust daily. The Adviser may voluntarily waive up to 100% of the advisory fee, and any other fees, of the Portfolio. At any time, however, the Adviser may rescind a voluntary fee waiver.

For the fiscal years ended November 30, 2010, November 30, 2009 and November 30, 2008, the Adviser received advisory fees of $1,456,861, $1,708,537 and $1,966,117, respectively. For the fiscal years ended November 30, 2010, November 30, 2009 and November 30, 2008, the Adviser waived Advisory fees amounting to $115,493, $188,529 and $0, respectively.

The Trust pays all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the Trust’s manager, investment adviser, custodian, transfer agent and fund accountant; fees of pricing, interest, dividend, credit and other reporting services; costs of membership in trade associations; telecommunications expenses; funds transmission expenses, auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Trust’s prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations therefor; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Trustees; compensation of the Trust’s officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee meetings; SEC registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.

The Adviser may carry out any of its obligations under the Investment Advisory Agreement by employing, subject to the Board’s supervision, one or more persons who are registered as investment advisers or who are exempt from registration. The Investment Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any subadviser except with respect to matters as to which the Adviser specifically assumes responsibility in writing.

ADMINISTRATOR ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Milestone Capital Management, LLC also acts as administrator (the “Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. The Administrator provides management and administrative services necessary to the operation of the Trust (which include, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent, custodian, and other service providers, and arranging for maintenance of books and records of the Trust), and provides the Trust with general office facilities. The Administration Agreement continues in effect from year to year only if its continuance is specifically approved at least annually by the Board.

The Administration Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of the Portfolio’s shareholders or by either party on not more than 60 days’ written notice. The Administration Agreement also provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement.

As compensation for services performed under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective assets for administration expenses. For the fiscal years ended November 30, 2010, November 30, 2009 and November 30, 2008, Milestone Capital Management, LLC received $583,711, $683,412 and $786,448, respectively, in fees as administrator of the Trust.

Pursuant to a sub-administration agreement, the Administrator has delegated certain of its duties to BNY Mellon.

UNDERWRITER –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (the “Underwriter” or “Distributor”) serves as the Trust’s statutory underwriter and acts as the agent of the Trust in connection with the offering of shares of the Portfolio pursuant to a Distribution Agreement (the “Underwriting Agreement” or “Distribution Agreement”). The Underwriting Agreement became effective for two years and continues in effect only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders entitled to vote thereon, and in either case, by a majority of the Trustees who (i) are not parties to the Underwriting Agreement, (ii) are not interested persons of any such party or of the Trust and (iii) with respect to any class for which the Trust has adopted an underwriting plan, have no direct or indirect financial interest in the operation of that underwriting plan or in the Underwriting Agreement, at a meeting called for the purpose of voting on the Underwriting Agreement. All subscriptions for shares obtained by the Underwriter are directed to the Trust for acceptance and are not binding on the Trust until accepted by it. The Underwriter is under no obligation to sell any specific amount of Portfolio shares.

The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or in any event whatsoever, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of its obligations and duties under the Underwriting Agreement.

The Underwriting Agreement is terminable with respect to the Portfolio without penalty by the Trust on 60 days’ written notice when authorized either by vote of the Portfolio’s shareholders or by a vote of a majority of the Board, or by the Underwriter on 60 days’ written notice. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Underwriter may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Portfolio. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Portfolio are sold without sales charges or underwriting fees.

These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Portfolio.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Portfolio in this manner should acquaint themselves with their institution’s procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

TRANSFER AGENT –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 (the “Transfer Agent”), acts as transfer agent and dividend disbursing agent for the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement became effective with respect to the Portfolio and is automatically renewed each year for an additional term of one year.

Among the responsibilities of the Transfer Agent are, with respect to shareholders of record: (1) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Portfolio with respect to assets invested in the Portfolio. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The sub-transfer agents or processing agents retained by the Transfer Agent may be affiliated persons of the Transfer Agent.

CUSTODIAN AND ACCOUNTING AGENT ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Pursuant to a Custodian Contract with the Trust, BNY Mellon, One Wall Street, New York, New York 10286, acts as the custodian of the Portfolio’s assets. The custodian’s responsibilities include safeguarding and controlling the Portfolio’s cash and securities and determining income payable on and collecting interest on Portfolio investments.

BNY Mellon also serves as the accounting agent for the Trust. As the accounting agent, BNY Mellon is responsible for calculating the net asset value of each class of shares of the Portfolio and for maintaining the Trust’s books and records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania, 19103, serves as the independent registered public accounting firm for the Trust.

LEGAL COUNSEL –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Legal counsel to the Trust is provided by Kramer Levin Naftalis & Frankel LLP, 1177 Avenue of the Americas, New York, New York, 10036.

SHAREHOLDER SERVICES ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Trust has adopted a Shareholder Service Plan under which it pays the Adviser up to 0.10% of the average daily net assets of the Institutional Shares, equal to 0.25% of the average daily net assets of the Investor Shares and Premium Shares, and up to 0.05% of the average daily net assets of the Financial Shares so that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this Plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Trust, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Portfolio shares held beneficially; and providing such other services as the Trust or a shareholder may request.

DISCLOSURE OF PORTFOLIO HOLDINGS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Prospectuses describe the times at which the Portfolio’s portfolio holdings are published. In addition, the Portfolio may selectively disclose its portfolio holdings prior to publication to third parties, including the Portfolio’s distributor, administrator, custodian, transfer agent, fund accountant, independent accounting firm and proxy voting agent, under the following conditions. Prior to disclosure, the President of the Trust must conclude that there is a “legitimate business reason” for such disclosure and the third party must agree in writing to: (a) limit the use of the portfolio holdings to the approved “legitimate business reason;” (b) keep the portfolio holdings confidential; and (c) prohibit its employees from trading based upon that information in accounts in which they have a beneficial interest. In addition, any such agreement must describe any compensation to be paid to the Portfolio or any “affiliated person” of the Adviser or Distributor, including any arrangement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser or distributor.

The Board and the Trust’s Chief Compliance Officer (“CCO”) review the adequacy and effectiveness of this policy (and any related procedures) at least annually. Also, the Board will consider any changes to the policy and procedures recommended by the CCO. The Adviser (and other service providers) may establish additional procedures to implement this policy. These additional procedures may be implemented without the approval of the Board. The CCO is responsible for monitoring the Trust’s compliance with this policy and for providing regular reports to the Board regarding this compliance, including information with respect to any potential conflicts of interest between the interests of Portfolio shareholders and those of the Adviser and its affiliates identified during the reporting period and how such conflicts were resolved.

The Trust has ongoing arrangements to make the Portfolio’s portfolio holdings available to Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services to facilitate the statistical rating of the Portfolio by those firms. Neither the Adviser nor the Portfolio’s distributor (or any of their affiliates) receives any compensation in connection with these ongoing arrangements.

DISTRIBUTION PLANS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Trust has adopted a Distribution Plan for the Premium Shares. The Plan provides that the Portfolio may incur distribution expenses related to the sale of Premium Shares of up to 0.35% per annum, of the Portfolio’s average daily net assets attributable to such Shares. The Plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of Premium Shares including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Trust or its distributor.

In approving the Plan in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the Qualified Trustees, being Trustees who are not “interested persons”, as defined by the 1940 Act, of the Trust and have no direct or indirect financial interest in the operation of each Plan or in any agreements related to the Plans) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Shares of the Portfolio and its shareholders. The Plan will continue in effect from year to year if specifically approved annually (a) by the majority of such Portfolio’s applicable outstanding voting Shares or by the Board and (b) by the vote of a majority of the Qualified Trustees. While the Plan remains in effect, the Trust’s Principal Financial Officer shall prepare and furnish to the Board a written report setting forth the amounts spent by the Portfolio under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board and by the Qualified Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the Qualified Trustees shall be made by those Qualified Trustees then in office.

Payments under the 12b-1 Plan are subject to the conditions imposed by Rule 12b-1 and Rule 18f-3 under the 1940 Act and the Rule 18f-3 Multiple Class Plan that the Trust has adopted. Rule 12b-1 defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sales of shares.” Rule 12b-1 provides, among other things, that a Trust may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, each 12b-1 Plan provides that a report of the amounts expensed, and the purposes for which such expenditures were incurred, will be made to the Trustees for their review at least quarterly.

For the fiscal years ended November 30, 2010, November 30, 2009 and November 30, 2008, the Premium Shares paid $0, $286,946 and $254,216, respectively, net of waivers, to the Adviser for services related to its 12b-1 Plan, all of which was used to compensate financial intermediaries.

DETERMINATION OF NET ASSET VALUE

Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Portfolio’s net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Portfolio’s $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Portfolio’s quality criteria.

In determining the approximate market value of Portfolio investments, the Portfolio may employ outside organizations that may use a matrix or formula that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula not been used. All cash, receivables and current payables are carried at their face value.

PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Portfolio, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolio will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other portfolios, accounts, or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

As of November 30, 2010, the Portfolio held debt securities of its regular broker-dealers, in the amounts indicated below:

Issuer	Value (in thousands)

Barclays Capital Management Inc.	$233,500
BNP Paribas Securities Corp	$350,000
CreditSuisse Securities (USA) LLC	$50,000
Deutsche Bank Securities Inc.	$150,000
Societe Generale	$205,000

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Shares of the Portfolio are sold on a continuous basis by the underwriter without any sales charge. Shareholders may effect purchases or redemptions or request any shareholder privilege in person at ALPS Fund Services, Inc.’s (“ALPS”) offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

ADDITIONAL REDEMPTION MATTERS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Trust may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder that is applicable to the Portfolio’s shares, as provided in the Prospectuses from time to time.

Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio. The Trust has filed an election with the SEC pursuant to which the Portfolio will only consider effecting a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Portfolio’s net asset value, whichever is less, during any 90-day period.

ADVERTISING

PERFORMANCE DATA ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Portfolio is historical and is not intended to indicate future returns.

In performance advertising the Portfolio may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper Analytical Services, Inc., iMoneyNet, Inc., Thomson FinancialData, and other companies that track the investment performance of investment companies (“Fund Tracking Companies”). The Portfolio may also compare any of its performance information with the performance of recognized stock, bond and other indices. The Portfolio may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Portfolio and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of the Portfolio which is used in such a manner as to be subject to the provisions of Rule 482(e) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by the Portfolio shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing a class’s performance, investors should be aware that the Portfolio’s yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Portfolio is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Portfolio’s yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Portfolio’s financial statements.

The Portfolio may advertise other forms of performance. For example, the Portfolio may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

TAXATION

The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectuses for each class are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Portfolio are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special tax treatment (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussions in the Prospectuses and this SAI are based on tax law in effect on the date of the Prospectuses and SAI; such law may be changed by legislative, judicial, or administrative actions, possibly with retroactive effect.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY –––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must satisfy a gross income test (the “Income Requirement”). To satisfy the Income Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities), other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from “qualified publicly traded partnerships.”

For taxable years beginning after December 22, 2010, regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year may elect (unless it has made a taxable year election for excise tax purposes as discussed below, in which case different rules apply), to treat all or any part of certain net capital loss incurred after October 31 of a taxable year, and certain net ordinary losses incurred after October 31 or December 31 of a taxable year, as if they had been incurred in the succeeding taxable year.

In addition to satisfying the Income and Distribution Requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio’s taxable year, at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies) or in securities of one or more “qualified publicly traded partnerships.”

If for any taxable year the Portfolio does not qualify as a regulated investment company, after taking into account cure provisions available for certain failures to so qualify (some of which result in the imposition of a tax on the Portfolio) all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the Portfolio’s current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible for treatment as “qualified dividend income” in the case of non-corporate shareholders in taxable years beginning before January 1, 2013.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98.2% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and, if it so elects, the amount on which qualified estimated tax payments are made by it during such calendar year (in which case the amount it is treated as having distributed in the following calendar year will be reduced).

For purposes of the excise tax, a regulated investment company (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; (2) excludes foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such specified gains and losses in determining ordinary taxable income for the succeeding calendar year); and (3) applies mark to market provisions which treat property as disposed of on the last day of a taxable year as if the taxable year ended on October 31 (or on the last day of its taxable year if it has made a taxable year election). In addition, a regulated investment company may elect to determine its ordinary income for the calendar year without regard to any net ordinary loss (determined without respect to specified gains and losses taken into account in clause (2) of the preceding sentence) attributable to the portion of the such calendar year which is after the beginning of the taxable year which begins in such calendar year. Any amount of net ordinary loss not taken into account for a calendar year by reason of the preceding sentence will be treated as arising on the first day of the following calendar year.

The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify (i) for the 70% dividends-received deduction for corporate shareholders or (ii) as “qualified dividend income” in the case of non-corporate shareholders.

The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and reported as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Portfolio and net gains from the disposition of shares of the Portfolio.

U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Portfolio.

The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 28% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other “exempt recipient”.

SALE OR REDEMPTION OF SHARES –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Portfolio will do this. If the net asset value varies from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

TAX SHELTER AND OTHER REPORTING REQUIREMENTS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

If a shareholder realizes a loss on the disposition of shares of the Portfolio of at least $2 million in any single taxable year, or at least $4 million in any combination of taxable years (for an individual shareholder) or at least $10 million in any single taxable year, or at least $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances.

FOREIGN SHAREHOLDERS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Portfolio is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will, subject to the discussion below with respect to “interest-related dividends” and “short-term capital gains dividends,” be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of the Portfolio, capital gain dividends, and amounts retained by the Portfolio that are designated as undistributed capital gains.

For taxable years beginning before January 1, 2013, U.S. withholding tax generally would not apply to amounts designated by the Portfolio as an “interest-related dividend” or a “short-term capital gain dividend.” Although this exemption does not apply to dividends paid with respect to taxable years of the Portfolio beginning after December 31, 2009, Congress is considering legislation that would retroactively extend the exemption to dividends paid with respect to tax years beginning before January 1, 2011.

If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of a foreign noncorporate shareholder, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or subject to withholding at a reduced treaty rate) unless such shareholder furnishes the Portfolio with proper notification of its foreign status.

Payments after 2012 of dividends on, and gross proceeds from the redemption of, shares of a Fund made to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. Payments to a foreign financial institution generally will be subject to withholding unless, among other things, it enters into an agreement with the U.S. Treasury to obtain information with respect to and report on accounts held by certain U.S. persons or U.S. owned foreign entities, and to withhold on payments made to certain account holders. Payments to a foreign entity that is not a foreign financial institution generally will be subject to withholding if such entity or another non-financial foreign entity is the beneficial owner of the payment unless, among things, the beneficial owner or payee either certifies that the beneficial owner of the payment does not have any “substantial United States owners” or provides certain identifying information with respect to each of its substantial United States owners. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; FOREIGN, STATE AND LOCAL TAX CONSIDERATIONS ––––––––––––––––––––––––––––

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in the Portfolio.

OTHER INFORMATION

THE TRUST AND ITS SHAREHOLDERS ––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

The Portfolio offers Financial Shares, Institutional Shares, Investor Shares and Premium Shares. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of each other class, except that separate votes are taken by each class of the Portfolio if the interests of one class differ from the interests of the other.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders have available procedures for requiring the Trustees to call a meeting and for removing Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Portfolio capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement.

CODE OF ETHICS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The Adviser has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which prevents violations of the anti fraud provisions of the securities laws by forbidding Access Persons from: (i) recommending to or causing the Trust to acquire or dispose of any security in which such Access Person or its affiliate has direct or indirect beneficial ownership without prior written disclosure; (ii) purchasing or selling any security which such person intends to recommend for purchase or sale by the Trust until the Trust has completed all of its intended trades in that security; (iii) acquiring a security in a limited offering or in an IPO without prior written approval; and (iv) engaging in a transaction involving securities held or being considered for investment by the Trust.

The Code of Ethics is filed as an exhibit to the Trust’s registration statement and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, or for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

OWNERSHIP OF SHARES OF THE PORTFOLIO –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

As of February 28, 2011, the Trustees and Officers of the Portfolio in the aggregate owned less than one percent of the outstanding shares of the Portfolio. Also, as of that date, the shareholders listed below owned of record or beneficially (to the knowledge of the Trust) more than five percent of the respective class of shares of the Portfolio:

INSTITUTIONAL SHARES

	% of	% of
	Class Owned	Class Owned
Shareholder	of Record	Beneficially

Illinois Public Treasurers	57.81%	57.81%
205 South Fifth Street Springfield, IL 62701
Miller Convertible Fund	6.41%	6.41%
450 Wireless Blvd.
Hauppauge, NY 11788
State of Illinois	5.40%	5.40%
205 South Fifth Street Springfield, IL 62701

INVESTOR SHARES

	% of	% of
	Class Owned	Class Owned
Shareholder	of Record	Beneficially

Hare & Co.	84.46%	84.46%
Attn: R. Harris – STIF/Master Note Department
One Wall Street, Second Floor
New York, NY 10286
Dunham Trust Company	11.92%	11.92%
730 Sandhill Rd
Suite 310
Reno, NV 89521

FINANCIAL SHARES

	% of	% of
	Class Owned	Class Owned
Shareholder	of Record	Beneficially

Colorado State Treasurer	20.09%	20.09%
140 State Capitol Building
Denver, CO 80203
Toyota Motor Sales, USA	17.58%	17.58%
19001 South Western Ave.
Torrance, CA 90501
The Pitney Bowes Bank, Inc.	12.76%	12.76%
Attn: Corporate Treasury 61-07
One Elmcroft Road
Stamford, CT 06830
Imagitas Security Corporation	11.66%	11.66%
1 Elmcroft Road
Stamford, CT 06926
Level 3 Communications	10.65%	10.65%
1025 Eldorado Blvd
Broomfield, CO 80021
Hare & Co.	9.01%	9.01%
One Wall Street, 2nd Floor
New York, NY 10286
Johnson & Johnson	5.5%	5.5%
One Johnson & Johnson Plaza
New Brunswick, NJ 08933

PREMIUM SHARES

	% of	% of
	Class Owned	Class Owned
Shareholder	of Record	Beneficially

Band & Co.	100%	100%
c/o US Bank NA
PO Box 1787 Milwaukee, WI 53201

FINANCIAL STATEMENTS –––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––––

The audited financial statements and the report of Independent Registered Public Accounting Firm thereon of the Trust for the fiscal year ended November 30, 2010 are incorporated in this SAI by reference to the Portfolio’s annual report to shareholders.

PART C

OTHER INFORMATION

Item 28. Exhibits.

Exhibits:

(a) Trust Instrument dated July 14, 1994, as amended and restated December 1, 1994 (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

(b) Bylaws dated July 14, 1994, as amended and restated September 27, 2006 (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

(c) The rights of holders of Registrant’s shares are set forth in Registrant’s Trust Instrument and Bylaws, referenced above.

(d) Investment Advisory Agreement between Registrant and Milestone Capital Management, LLC (filed as an Exhibit to Post-effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed electronically on January 29, 2010 and incorporated herein by reference).

(e) Distribution Agreement between Registrant and ALPS Distributors, Inc. (filed as an Exhibit to Post-effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 23, 2005 and incorporated herein by reference).

(f) Bonus or Profit Sharing Contracts (Not applicable).

(g) Custodian Agreement between Registrant and The Bank of New York (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

(h)(1) Administration Agreement between Registrant and Milestone Capital Management, LLC (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

(h)(2) Sub-Administration Agreement between Registrant and The Bank of New York (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

(h)(3) Transfer Agency and Servicing Agreement between Registrant and ALPS Mutual Fund Services, Inc. (filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 23, 2005 and incorporated herein by reference).

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(h)(4) Fund Accounting Agreement between Registrant and The Bank of New York (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

(h)(5) Cash Management Agreement between Registrant and The Bank of New York (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

(i) Opinion of Counsel, Kramer Levin Naftalis & Frankel LLP (filed as an Exhibit to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement and incorporated herein by reference).

(j)(1) Consent of Independent Registered Public Accounting Firm, Tait, Weller (filed herewith).

(j)(2) Consent of Legal Counsel, Kramer Levin Naftalis & Frankel LLP (filed herewith).

(k) Omitted Financial Statements (Not applicable).

(l) Investment Representation letter (filed as an Exhibit to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement and incorporated herein by reference).

(m)(1) Rule 12b-1 Plan for the Premium Shares, Service Shares and Administrative Shares of the Treasury Obligations Portfolio of the Registrant (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

(m)(2) Shareholder Service Plan for each class of Shares of the Treasury Prime Obligations Portfolio of the Registrant (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

(n) Rule 18f-3 Plan (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

(o) Reserved.

(p) Code of Ethics for Milestone Capital Management, LLC adopted December 15, 2004 (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

Other Exhibits:

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(A) Powers of Attorney of John D. Gilliam, Allen Lee Sessoms, Laura A. Garner and Nicholas J. Kovich, each a Trustee of the Registrant (filed as an Exhibit to Post-effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed electronically on March 26, 2007 and incorporated herein by reference).

(B) Power of Attorney of Pamela Moffat (filed herewith).

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification.

Section 10.01 of the Registrant’s Trust Instrument provides that a Trustee, when acting in such capacity, will not be personally liable to any person other than the Trust or Shareholders for any act, omission or obligation of the Trust or any Trustee. Section 10.01 also provides that a Trustee, when acting in such capacity, will not be liable to the Trust or to Shareholder except for acts or omissions constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee’s duties under the Trust Instrument.

The general effect of Section 10.02 of the Registrant’s Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, Section 10.02 also provides that the Trust may obtain insurance coverage for the indemnification rights provided for Section 10.02.

The foregoing description of the limitation of liability, indemnification and insurance provisions of the Trust Instrument is modified in its entirety by the provisions of Article X of the Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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Item 31. Business and Other Connections of the Investment Adviser.

To the best of Registrant’s knowledge, neither Milestone Capital Management, LLC, Registrant’s investment adviser (the “Adviser”), nor any director, officer, employee, partner or trustee of the Adviser not disclosed in either the Prospectus or Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, and which are incorporated by reference herein, are engaged in any other business, profession, vocation or employment of a substantial nature, except as follows:

Miles Cameron, Director of the Adviser, is an art teacher at Riverdale country School.

Kirtley Cameron, Director of the Adviser, has her own design and construction firm.

Item 32. Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Funds Trust, BLDRS Index Funds Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, SPDR Dow Jones Industrial Average ETF Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, Pax World Series Trust I, Pax World Funds trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, Transparent Value Trust, TDX Independence Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant

Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director - Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

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(c) Not applicable.

Item 33. Location of Books and Records.

The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian, as listed under “Other Information - Custodian” in Part B to this Registration Statement.

Item 34. Management Services.

Inapplicable.

Item 35. Undertakings.

Inapplicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of March 2011.

THE MILESTONE FUNDS
By:	/s/ *

Pamela Moffat Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons on the 30th day of March 2011.

Name	Title	Date

/s/ *	Chief Investment Officer and Principal Financial Officer	March 30, 2011

Marc H. Pfeffer

/s/ *	Principal Executive Officer and Trustee	March 30, 2011

Pamela Moffat

/s/ *	Trustee	March 30, 2011

John D. Gilliam

/s/ *	Trustee	March 30, 2011

Allen Lee Sessoms

/s/ *	Trustee	March 30, 2011

Laura A. Garner

/s/ *	Trustee	March 30, 2011

Nicholas J. Kovich

*By:	/s/ Susan Penry-Williams

Susan Penry-Williams Attorney-in-Fact

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EXHIBIT INDEX

(j)(1) Consent of Independent Registered Public Accounting Firm, Tait, Weller

(j)(2) Consent of Legal Counsel, Kramer Levin Naftalis & Frankel LLP

Other Exhibit (B) Power of Attorney of Pamela Moffat

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